Nature of Operations and Summary of Significant Accounting Policies (Details Narrative) - USD ($)			9 Months Ended	12 Months Ended
	Jun. 14, 2018	Jun. 13, 2018	Sep. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Stock redeemed or called during period, shares		19,500,000
Common stock, shares outstanding		20,000,000	13,000,000	20,000,000
Number of shares issued during period	12,500,000
Cash equivalents
FDIC cash limit
Deferred tax assets
Outstanding antidilutive shares